Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Mar. 31, 2020 USD ($) $ / shares shares
Class B Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares	$ 0.0001
Net proceed (in Dollars) | $	$ 23.1
IPO [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares) | shares	4,750,000
Public offering price	$ 5.50